Accumulated other comprehensive income (Components of Accumulated Other Comprehensive Income (Loss) and Related Changes, Net of Taxes) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, taxes	¥ (39,907)	¥ 234,021	¥ (315,656)
Reclassifications, taxes	18,020	6,514	8,860
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, taxes	9,240	10,719	(8,742)
Reclassifications, taxes	0		0
Unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, taxes	(9,048)	130,092	(309,767)
Reclassifications, taxes	23,275	9,832	11,013
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, taxes	(40,099)	93,210	2,853
Reclassifications, taxes	¥ (5,255)	¥ (3,318)	¥ (2,153)